ACQUISITIONS (Acquisition of Five Delta, Inc.) (Details) - Five Delta Inc [Member]	Dec. 19, 2015 USD ($) shares
Business Acquisition [Line Items]
Ownership acquired (as a percent)	100.00%
Purchase consideration | $	$ 756,000
Common Class A [Member]
Business Acquisition [Line Items]
Number of common stock issued	600,000
Escrow shares	300,000
Period from the closing date during which entity has a right of refusal over the shares of common stock	4 years
Lock Up Agreement term	24 months
Percentage of common stock released from the lock up on the one year anniversary	50.00%